Consolidated Statements of Changes in Equity - USD ($)	Share Capital	Share Premium	Shared Based Payment Reserve	Warrant Reserves	Other Reserves	Foreign currency translation reserve	Redemption Reserve	Accumulated Deficit	Total Shareholders' equity	Convertible loans issued	Non- controlling Interest	Total
Balance at Dec. 31, 2020	$ 1,779	$ 14,677,090					$ 280,808	$ (2,704,614)	$ 12,255,063			$ 12,255,063
Issuance of ordinary shares	64	10,999,566							10,999,630			10,999,630
Share issuance fees		(240,000)							(240,000)			(240,000)
Convertible loans issued										$ 40,000,000		40,000,000
Issuance fees on convertible loans										(960,000)		(960,000)
Share issuance fees			9,988,094						9,988,094			9,988,094
Total transactions with shareholders	64	10,759,566	9,988,094						20,747,724	39,040,000		59,787,724
Total loss for the year								(18,002,646)	(18,002,646)		$ (176,238)	(18,178,884)
Balance at Dec. 31, 2021	1,843	25,436,656	9,988,094				280,808	(20,707,260)	15,000,141	39,040,000	(176,238)	53,863,903
Movements in convertible loans										(40,000,000)	40,000,000
Conversion of convertible loans										960,000	(960,000)
Recognition of subscription shares											50,000,000	50,000,000
Transaction costs on issuance of subscription shares											(2,500,000)	(2,500,000)
Movements in shared based payment reserve			15,495,254		(15,495,254)
Issuance of ordinary shares	1,258								1,258			1,258
Total transactions with shareholders	1,258		15,495,254		(15,495,254)				1,258	(39,040,000)	86,540,000	47,501,258
Total loss for the year								(23,583,342)	(23,583,342)		(1,910,878)	(25,494,220)
Total other comprehensive income for the year						115,864			115,864			115,864
Balance at Dec. 31, 2022	3,101	25,436,656	25,483,348		(15,495,254)	115,864	280,808	(44,290,602)	(8,466,079)		84,452,884	75,986,805
Exercise of share options	83	573,515	(11,103,650)		10,640,556				110,504			110,504
Exercise of RSUs	150	9,524,850	(14,379,698)		4,854,698
Share for share exchange	2,934	(2,934)
Public warrants	8	(6,944,463)		14,409,832	(6,587,352)				878,025			878,025
Private placement warrants		(380,475)		607,425	(226,950)
Earnouts to shareholders			248,464,035						248,464,035			248,464,035
Earnouts to sponsors			17,094,750						17,094,750			17,094,750
Issuances to SPAC shareholders and sponsors	800	79,960,740							79,961,540			79,961,540
Issuance to PIPE Investors	702	70,172,468							70,173,170			70,173,170
Issuance to Simulus shareholders	50	6,029,950							6,030,000			6,030,000
Equity issuance costs		(5,683,979)							(5,683,979)			(5,683,979)
Total transactions with shareholders	4,727	153,249,672	240,075,437	15,017,257	8,680,952				417,028,045			417,028,045
Total loss for the year								(363,874,560)	(363,874,560)		(788,832)	(364,663,392)
Total other comprehensive income for the year						(37,931)			(37,931)			(37,931)
Balance at Dec. 31, 2023	$ 7,828	$ 178,686,328	$ 265,558,785	$ 15,017,257	$ (6,814,302)	$ 77,933	$ 280,808	$ (408,165,162)	$ 44,649,475		$ 83,664,052	$ 128,313,527